Impairment of non-current assets (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment

		2023
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
Other	Various	73	2	–	75

Total impairment of non-current assets		73	2	–	75

Reversal of impairment		–	–	–	–

Net impairment of non-current assets – Continuing operations		73	2	–	75

Net impairment of non-current assets – Discontinued operations		–	–	–	–

Net impairment of non-current assets		73	2	–	75

		2022
Cash generating unit	Segment	Property, plant and equipment	Goodwill and other intangibles	Equity- accounted investment	Total
		US$M	US$M	US$M	US$M
Cerro Colorado	Copper	455	–	–	455
Other	Various	60	–	–	60

Total impairment of non-current assets		515	–	–	515

Reversal of impairment		–	–	–	–

Net impairment of non-current assets – Continuing operations		515	–	–	515

Net impairment of non-current assets – Discontinued operations		–	–	–	–

Net impairment of non-current assets		515	–	–	515

Summary of Goodwill Allocated to Cash Generating Units
The carrying amount of goodwill has been allocated to the CGUs, or groups of CGUs, as follows:

Cash generating unit	2023	2022
	US$M	US$M
Olympic Dam	1,010	1,010
OZ Minerals Limited provisional goodwill	192	–
Other	187	187

Total goodwill	1,389	1,197